Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions

a)	Acquisition of ALP Maritime Services B.V.

On March 14, 2014, the Partnership acquired 100% of the shares of ALP. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings (see note 14b).

The Partnership acquired ALP for a purchase price of $2.6 million, which was paid in cash, and also entered into an arrangement to pay additional compensation to three former shareholders of ALP if certain requirements are satisfied. This contingent compensation consists of $2.4 million, which is payable upon the delivery and employment of ALP’s four newbuildings and a further amount of up to $2.6 million, which is payable if ALP’s annual operating results from 2017 to 2021 meet certain targets. The Partnership has the option to pay up to 50% of this compensation through the issuance of common units of the Partnership. Each of the contingent compensation amounts are payable only if the three shareholders are employed by ALP at the time performance conditions are met. For the year ended December 31, 2016, compensation cost was $0.7 million and was recorded in general and administrative expenses in the Partnership’s consolidated statements of income (December 31, 2015 - $0.7 million, December 31, 2014 - $0.5 million). The Partnership also incurred a $1.0 million fee to a third party associated with the acquisition of ALP in 2014 and a $1.6 million business development fee to Teekay Corporation in 2014 (see note 11l) for assistance with the acquisition, which have been recognized in general and administrative expenses during 2014.

The acquisition of ALP was accounted for using the purchase method of accounting, based upon finalized estimates of fair value.

The following table summarizes the finalized fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

(in thousands of U.S. Dollars)	As at March 14, 2014 $

ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032
Total assets acquired	3,289
LIABILITIES
Current liabilities	387
Other long-term liabilities	286
Total liabilities assumed	673
Net assets acquired	2,616
Consideration	2,616

The goodwill recognized in connection with the ALP acquisition is attributable primarily to the assembled workforce of ALP, including their experience, skills and abilities. Operating results of ALP are reflected in the Partnership’s financial statements commencing March 14, 2014, the effective date of the acquisition. For the year ended December 31, 2014, the Partnership recognized $0.5 million of revenue and $2.3 million of net loss resulting from this acquisition. The following table shows summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014, giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2014:

(in thousands of U.S. Dollars, except per unit data)	Pro Forma Year Ended December 31, 2014
Revenues	1,019,674
Net income from continuing operations	17,495
Limited partners' interest in net income from continuing operations per common unit:
- Basic	(0.23)
- Diluted	(0.23)

b)	Acquisition of Logitel Offshore Holding AS
On August 11, 2014, the Partnership acquired 100% of the outstanding shares of Logitel. The purchase price for the shares of Logitel consisted of $4.0 million in cash paid at closing and a potential additional cash amount of $27.6 million, subject to reductions of some or all of this potential additional amount if certain performance criteria were not met, primarily relating to the construction of the three UMS ordered (see note 4a).

Prior to the acquisition, Logitel secured a three-year fixed-rate charter contract with Petrobras in Brazil for the first UMS, the Arendal Spirit, which delivered in February 2015 and commenced its contract with Petrobras in June 2015. During 2016, the Partnership canceled the UMS construction contracts for its two remaining UMS newbuildings (see notes 4a and 14c).

The acquisition of Logitel was accounted for using the acquisition method of accounting, based upon finalized estimates of fair value.

The following table summarizes the preliminary and final valuations of the Logitel assets and liabilities on the acquisition date. The estimates of fair values of the Logitel assets acquired and liabilities assumed by the Partnership were finalized during the second quarter of 2015.

(in thousands of U.S. Dollars)	Preliminary Valuation August 11, 2014 $	Adjustments $	Final Valuation August 11, 2014 $

ASSETS
Cash and cash equivalents	8,089	—	8,089
Prepaid expenses	640	—	640
Advances on newbuilding contracts	46,809	(2,239)	44,570
Intangible assets	—	1,000	1,000
Total assets acquired	55,538	(1,239)	54,299
LIABILITIES
Accrued liabilities	4,098	—	4,098
Long-term debt	26,270	1,330	27,600
Total liabilities assumed	30,368	1,330	31,698
Net assets acquired	25,170	(2,569)	22,601
Cash consideration	4,000	—	4,000
Contingent consideration	21,170	(2,569)	18,601

Operating results of Logitel are reflected in the Partnership’s financial statements commencing August 11, 2014, the effective date of acquisition. For the year ended December 31, 2014, the Partnership recognized $nil revenue and $1 million of net loss resulting from this acquisition. The following table shows summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014, giving effect to the Partnership’s acquisition of Logitel as if it had taken place on January 1, 2014:

(in thousands of U.S. Dollars, except per unit data)	Pro Forma Year Ended December 31, 2014
Revenues	1,019,539
Net income from continuing operations	16,717
Limited partners' interest in net income from continuing operations per common unit:
- Basic	(0.24)
- Diluted	(0.24)